Acquisition - Narrative (Detail) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Common stock net of a repurchase					24,948
Contingent consideration liability		$ 7,704,000	$ 7,704,000	$ 0	$ 0	$ 0	$ 0
Change in contingent consideration			(7,704,000)	$ 0	$ 0	$ 0	$ 0
FitStar, Inc [Member]
Business Acquisition [Line Items]
Total consideration	$ 32,500,000
Common stock net of a repurchase	24,949
Cash paid for acquisition	$ 11,500,000
Contingent consideration assumed in acquisition	7,700,000
Contingent consideration liability	7,700,000	0	0
FitStar, Inc [Member] | Post Acquisition Compensation Expense [Member]
Business Acquisition [Line Items]
Business combination, contingent cash payments	$ 1,200,000
FitStar, Inc [Member] | Other expense, net [Member]
Business Acquisition [Line Items]
Change in contingent consideration		$ 7,700,000
FitStar, Inc [Member] | General and administrative [Member] | Post Acquisition Compensation Expense [Member]
Business Acquisition [Line Items]
Transaction costs			$ 300,000
FitStar, Inc [Member] | Developed technology [Member]
Business Acquisition [Line Items]
Amortization period	7 years
FitStar, Inc [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Amortization period	1 year 3 months 18 days
FitStar, Inc [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Amortization period	5 years
FitStar, Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares issued, amount	$ 13,300,000
Shares issued (in shares)	1,059,688
FitStar, Inc [Member] | Common Stock [Member] | Post Acquisition Compensation Expense [Member]
Business Acquisition [Line Items]
Shares issued (in shares)	308,216
Shares repurchased, amount	$ 4,200,000